UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Fund	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 94.56%Δ
Argentina – 2.11%
Arcos Dorados Holdings Class A †	3,900,000	$37,245,000
Cablevision Holding GDR †	443,972	10,172,286
Cresud ADR	1,517,127	34,029,159
Grupo Clarin GDR 144A #	131,213	783,985
IRSA Inversiones y Representaciones ADR	1,184,728	32,959,133
		115,189,563
Bahrain – 0.04%
Aluminum Bahrain GDR 144A #	221,400	1,937,981
		1,937,981
Brazil – 9.86%
Aes Tiete Energia	508,806	1,794,274
Atacadao Distribuicao Comercio e Industria †	4,268,300	19,153,387
B2W Cia Digital †	13,015,600	94,603,517
Banco Bradesco ADR	2,300,000	27,462,000
Banco Santander Brasil ADR	3,800,000	42,864,000
BRF ADR †	6,365,000	58,494,350
Centrais Eletricas Brasileiras †	2,140,204	16,149,249
Cia Brasileira de Distribuicao ADR	1,161,295	24,503,324
Embraer ADR	506,906	13,544,528
Gol Linhas Aereas Inteligentes ADR †	2,400,000	28,056,000
Hypera	1,800,000	19,253,442
Itau Unibanco Holding ADR	5,190,000	80,808,300
Rumo †	1,905,351	8,297,657
Telefonica Brasil ADR	2,500,000	39,175,000
TIM Participacoes ADR	2,270,179	48,309,409
Vale ADR	1,131,557	15,536,278
		538,004,715
Canada – 0.64%
Nutrien †	710,527	34,993,455
		34,993,455
Chile – 0.60%
Cia Cervecerias Unidas ADR	365,790	10,190,909
Latam Airlines Group ADR	236,800	3,850,368
Sociedad Quimica y Minera de Chile ADR	370,000	18,463,000
		32,504,277
China/Hong Kong – 31.45%
58.com ADR †	90,000	6,783,300
Alibaba Group Holding ADR †	1,200,000	223,368,000
Baidu ADR †	462,000	116,581,080
Bitauto Holdings ADR †	454,200	12,894,738
China Construction Bank	70,000,000	71,771,928

NQ-019 [2/18] 4/18 (462869)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
China Mengniu Dairy †	8,120,000	$26,821,452
China Mobile	16,943,000	157,790,692
China Mobile ADR	720,064	33,475,775
China Petroleum & Chemical	30,000,000	23,810,127
Ctrip.com International ADR †	830,000	38,163,400
Guangshen Railway	11,000,000	7,221,509
Industrial & Commercial Bank of China	130,000,000	110,830,253
JD.com ADR †	2,300,000	108,445,000
Kunlun Energy	12,000,000	11,246,356
Lenovo Group	6,992,000	3,628,419
Ping An Insurance Group of China	9,000,000	94,799,748
SINA †	1,755,885	205,315,633
Sinofert Holdings †	28,000,000	3,941,081
Sogou ADR †	1,327,500	11,682,000
Sohu.com †	2,219,642	74,690,953
Tencent Holdings	3,750,000	205,156,954
Tianjin Development Holdings	15,885,550	7,210,589
Tingyi Cayman Islands Holding	23,000,000	48,316,488
Tsingtao Brewery	3,574,000	19,534,489
Uni-President China Holdings	37,019,000	31,481,684
Weibo ADR †	430,000	55,263,600
ZhongAn Online P&C Insurance Class H 144A #†	739,600	6,451,976
		1,716,677,224
Cyprus – 0.12%
QIWI ADR	385,284	6,480,477
		6,480,477
France – 0.02%
Vallourec †	258,011	1,387,219
		1,387,219
India – 8.54%
Aurobindo Pharma	530,127	4,963,336
Glenmark Pharmaceuticals	1,167,988	9,719,178
ICICI Bank	7,700,000	36,461,921
Indiabulls Real Estate GDR †	102,021	336,669
Lupin	2,054,706	25,755,602
RattanIndia Infrastructure GDR †	300,961	24,254
Reliance Industries	14,511,110	211,339,418
Reliance Industries GDR 144A #	3,775,184	109,196,238
Tata Chemicals	1,866,909	20,072,801
Tata Motors †	3,000,000	16,914,038
United Breweries	484,517	7,833,395

2     NQ-019 [2/18] 4/18 (462869)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
Wockhardt †	1,200,000	$14,969,061
Zee Entertainment Enterprises	1,000,000	8,628,754
		466,214,665
Indonesia – 0.78%
Astra Agro Lestari	9,132,500	9,581,868
Astra International	56,000,000	32,754,601
		42,336,469
Japan – 0.58%
LINE ADR †	797,176	31,902,984
		31,902,984
Malaysia – 0.09%
UEM Sunrise †	17,000,000	4,697,425
		4,697,425
Mexico – 5.71%
America Movil ADR	1,500,000	27,540,000
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santander ADR	6,635,000	46,909,450
Cemex ADR †	3,293,800	21,574,390
Coca-Cola Femsa ADR	1,426,023	96,142,471
Fomento Economico Mexicano ADR	154,722	14,280,841
Grupo Financiero Banorte	4,000,000	23,980,075
Grupo Lala	3,900,027	5,699,843
Grupo Televisa ADR	3,800,000	64,638,000
Kimberly-Clark de Mexico
Class A	5,880,600	10,687,661
		311,452,731
Netherlands – 0.23%
VEON ADR	4,281,700	12,374,113
		12,374,113
Peru – 0.92%
Cia de Minas Buenaventura ADR	3,217,400	50,030,570
		50,030,570
Republic of Korea – 16.02%
Hyundai Motor	80,000	11,908,948
KB Financial Group ADR	245,928	14,413,840
Kia Motors	380,000	12,065,323
KT&G	94,202	8,681,651
LG Display	1,000,000	27,515,035
LG Electronics	200,000	18,392,692
LG Uplus	2,000,000	23,183,676
Lotte †	433,093	25,124,372
Lotte Chilsung Beverage	10,337	14,833,962

NQ-019 [2/18] 4/18 (462869)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
Lotte Confectionery	77,164	$12,398,685
NAVER	5,250	3,887,996
NCSoft	38,011	13,135,369
Samsung Electronics	80,000	173,845,524
Samsung Fire & Marine Insurance	110,000	29,367,560
Samsung Life Insurance	334,939	37,636,211
Shinhan Financial Group Co.	500,000	21,730,792
SK Hynix	2,910,000	205,223,031
SK Telecom	386,781	85,371,508
SK Telecom ADR	5,565,201	135,512,644
		874,228,819
Russia – 5.91%
Enel Russia GDR	21,161	29,469
Etalon Group GDR 144A #	1,616,300	4,792,329
Gazprom ADR	14,600,000	72,115,488
Mail.Ru Group GDR †	500,000	17,920,083
MegaFon GDR	450,000	4,783,500
Mobile TeleSystems ADR	1,200,000	14,352,000
Rosneft Oil GDR	13,500,000	78,229,463
Sberbank of Russia	12,000,000	57,988,291
Sberbank of Russia ADR	800,000	16,200,070
Surgutneftegas ADR	2,014,441	9,955,807
T Plus =†	36,096	0
X5 Retail Group GDR †	380,000	13,512,221
Yandex Class A †	800,000	32,872,000
		322,750,721
South Africa – 0.31%
Impala Platinum Holdings †	3,000,000	7,609,943
Sun International †	290,543	1,641,775
Tongaat Hulett	838,307	7,672,442
		16,924,160
Taiwan – 6.72%
FIT Hon Teng 144A #	20,213,000	11,200,997
Hon Hai Precision Industry	28,000,000	82,505,286
MediaTek	6,500,000	65,284,489
Taiwan Semiconductor Manufacturing	24,930,000	207,008,648
United Microelectronics	1,327,000	636,245
		366,635,665
Turkey – 1.52%
Akbank Turk	15,000,000	41,667,565
Turk Telekomunikasyon †	951,192	1,625,032
Turkcell Iletisim Hizmetleri	2,427,827	9,722,097

4     NQ-019 [2/18] 4/18 (462869)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Turkey (continued)
Turkcell Iletisim Hizmetleri ADR	2,059,101	$20,385,100
Turkiye Sise ve Cam Fabrikalari	7,651,443	9,570,505
		82,970,299
United Kingdom – 0.10%
Griffin Mining †	3,056,187	5,743,173
		5,743,173
United States – 2.29%
Altaba †	500,000	37,425,000
Micron Technology †	1,800,000	87,858,000
		125,283,000

Total Common Stock (cost $4,394,695,482)		5,160,719,705

Preferred Stock – 3.26%Δ
Brazil – 1.83%
Braskem Class A 2.66%	1,470,000	20,984,478
Gerdau 0.37%	2,764,900	14,280,505
Petroleo Brasileiro Class A ADR †	4,000,000	52,360,000
Usinas Siderurgicas de Minas Gerais SA †	3,235,733	12,387,250
		100,012,233
Republic of Korea – 0.79%
Samsung Electronics 2.01%	23,662	43,466,924
		43,466,924
Russia – 0.64%
Transneft 4.62%	10,588	34,748,625
		34,748,625
Total Preferred Stock (cost $99,060,928)		178,227,782

Exchange-Traded Funds – 0.49%
iShares MSCI Brazil ETF	300,000	13,644,000
iShares MSCI Turkey ETF	290,275	12,946,265
Total Exchange-Traded Funds (cost $23,066,762)		26,590,265

NQ-019 [2/18] 4/18 (462869)     5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	$0
Lehman Oil & Natural Gas
CW 12 LEPO 10/30/12 =†	254,590	0
Total Participation Notes (cost $8,559,057)		0

	Principal amount°
Short-Term Investments – 1.14%
Repurchase Agreements – 1.14%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $10,228,067 (collateralized by US
government obligations 1.125%–1.25%
10/31/18–2/28/20; market value $10,432,249)	10,227,695	10,227,695
Bank of Montreal
1.25%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $20,456,100 (collateralized by US
government obligations 0.00%–3.625%
5/31/18–11/15/46; market value $20,864,498)	20,455,390	20,455,390
BNP Paribas
1.33%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $31,532,125 (collateralized by US
government obligations 0.00%–3.375%
10/15/19–2/15/46; market value $32,161,580)	31,530,960	31,530,960
Total Short-Term Investments (cost $62,214,045)		62,214,045

Total Value of Securities – 99.45%
(cost $4,587,596,274)		5,427,751,797

Receivables and Other Assets Net of Liabilities – 0.55%		30,065,201
Net Assets Applicable to 264,930,319 Shares Outstanding – 100.00%		$5,457,816,998

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $134,363,506, which represents 2.46% of the Fund’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

6     NQ-019 [2/18] 4/18 (462869)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option

See accompanying notes.

NQ-019 [2/18] 4/18 (462869)     7

Notes
Delaware Emerging Markets Fund	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

8     NQ-019 [2/18] 4/18 (462869)

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-019 [2/18] 4/18 (462869)     9

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$114,405,578	$783,985	$—	$115,189,563
Bahrain	—	1,937,981	—	1,937,981
Brazil	538,004,715	—	—	538,004,715
Canada	34,993,455	—	—	34,993,455
Chile	32,504,277	—	—	32,504,277
China/Hong Kong	961,801,419	754,875,805	—	1,716,677,224
Cyprus	6,480,477	—	—	6,480,477
France	—	1,387,219	—	1,387,219
India	336,669	465,877,996	—	466,214,665
Indonesia	9,581,868	32,754,601	—	42,336,469
Japan	31,902,984	—	—	31,902,984
Malaysia	—	4,697,425	—	4,697,425
Mexico	311,452,731	—	—	311,452,731
Netherlands	12,374,113	—	—	12,374,113
Peru	50,030,570	—	—	50,030,570
Republic of Korea	185,840,782	688,388,037	—	874,228,819
Russia	52,007,500	270,743,221	—	322,750,721
South Africa	7,672,442	9,251,718	—	16,924,160
Taiwan	—	366,635,665	—	366,635,665
Turkey	20,385,100	62,585,199	—	82,970,299
United Kingdom	5,743,173	—	—	5,743,173
United States	125,283,000	—	—	125,283,000
Preferred Stock[1]	100,012,233	78,215,549	—	178,227,782
Exchange-Traded Funds	26,590,265	—	—	26,590,265
Participation Notes	—	—	—	—
Short-Term Investments	—	62,214,045	—	62,214,045
Total Value of Securities	$2,627,403,351	$2,800,348,446	$—	$5,427,751,797

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	56.11%	43.89%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

10     NQ-019 [2/18] 4/18 (462869)

(Unaudited)

As a result of utilizing international fair value pricing at Feb. 28, 2018, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at any time during the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-019 [2/18] 4/18 (462869) 11

Schedule of investments
Delaware Global Value Fund	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.76%Δ
Canada – 3.68%
CGI Group Class A †	6,848	$400,249
Suncor Energy	9,010	296,588
		696,837
France – 8.36%
AXA	12,304	385,350
Sanofi	2,232	176,216
TOTAL	5,491	312,321
Valeo	5,162	333,816
Vinci	3,802	375,410
		1,583,113
Germany – 3.70%
Bayerische Motoren Werke	3,050	320,448
Deutsche Post	8,344	380,664
		701,112
Hong Kong – 2.59%
Yue Yuen Industrial Holdings	114,500	490,135
		490,135
Indonesia – 2.04%
Bank Rakyat Indonesia Persero	1,408,205	387,171
		387,171
Italy – 3.44%
Leonardo	16,034	171,638
UniCredit †	22,798	480,803
		652,441
Japan – 12.44%
East Japan Railway	3,270	306,765
ITOCHU	19,178	368,650
Japan Tobacco	13,595	385,787
Matsumotokiyoshi Holdings	5,000	210,327
MINEBEA MITSUMI	16,720	378,174
Mitsubishi UFJ Financial Group	25,424	179,078
Nippon Telegraph & Telephone	6,576	305,433
Toyota Motor	3,320	223,712
		2,357,926
Netherlands – 3.37%
ING Groep CVA	21,951	385,196
Koninklijke Philips	6,623	252,409
		637,605
Republic of Korea – 2.04%
Samsung Electronics	178	386,806
		386,806

NQ-0179 [2/18] 4/18 (462709)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Russia – 1.08%
Mobile TeleSystems ADR	17,145	$205,054
		205,054
Sweden – 1.01%
Tele2 Class B	16,221	191,854
		191,854
Switzerland – 1.53%
Novartis	3,469	289,390
		289,390
United Kingdom – 13.47%
Aptiv	3,865	352,990
Delphi Technologies	1,355	64,701
Imperial Brands	9,676	347,401
Meggitt	48,009	297,546
Playtech	28,095	301,344
Rio Tinto	7,071	379,039
Shire	10,118	431,221
Standard Chartered †	34,185	379,010
		2,553,252
United States – 40.01%
American Airlines Group *	3,405	184,721
Apple	3,255	579,781
AT&T	8,795	319,258
Caterpillar	3,065	473,941
Cintas	2,180	372,039
Goldman Sachs Group	2,175	571,873
International Business Machines	1,585	246,991
Johnson & Johnson	2,570	333,792
JPMorgan Chase & Co.	6,140	709,170
Lowe’s	2,975	266,530
Mylan †	5,655	228,010
Nasdaq	7,630	616,123
Omnicom Group *	3,470	264,518
Oracle	12,585	637,682
Pfizer	9,310	338,046
Target	3,855	290,706
Travelers	3,870	537,930
Wells Fargo & Co.	6,025	351,920
WESCO International †	4,160	258,960
		7,581,991

Total Common Stock (cost $14,280,207)		18,714,687

2     NQ-0179 [2/18] 4/18 (462709)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 1.38%
Repurchase Agreements – 0.75%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $23,186 (collateralized by US
government obligations 1.125%–1.25%
10/31/18–2/28/20; market value $23,649)	23,185	$23,185
Bank of Montreal
1.25%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $46,371 (collateralized by US
government obligations 0.00%–3.625%
5/31/18–11/15/46; market value $47,297)	46,370	46,370
BNP Paribas
1.33%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $71,479 (collateralized by US
government obligations 0.00%–3.375%
10/15/19–2/15/46; market value $72,906)	71,476	71,476
		141,031
US Treasury Obligations – 0.63%≠
US Treasury Bills
1.205% 3/8/18	115,000	114,974
1.266% 3/1/18	4,784	4,784
		119,758
Total Short-Term Investments (cost $260,788)		260,789

Total Value of Securities – 100.14%
(cost $14,540,995)		18,975,476	■

Other Liabilities Net of Receivables and Other Assets – (0.14%)		(26,092)
Net Assets Applicable to 1,430,281 Shares Outstanding – 100.00%		$18,949,384

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $413,411 of securities loaned for which the counterparty pledged non-cash collateral valued at $423,891.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

NQ-0179 [2/18] 4/18 (462709)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 28, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	JPY	3,594,879	USD	(33,666)	3/1/18	$28
BNYM	JPY	4,573,165	USD	(42,685)	3/2/18	181
Total Foreign Currency Exchange Contracts						$209

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
JPY – Japanese Yen
USD – US Dollar

See accompanying notes.

4     NQ-0179 [2/18] 4/18 (462709)

Notes
Delaware Global Value Fund	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-0179 [2/18] 4/18 (462709)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-0179 [2/18] 4/18 (462709)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Canada	$696,837	$—	$696,837
France	—	1,583,113	1,583,113
Germany	—	701,112	701,112
Hong Kong	490,135	—	490,135
Indonesia	387,171	—	387,171
Italy	—	652,441	652,441
Japan	—	2,357,926	2,357,926
Netherlands	—	637,605	637,605
Republic of Korea	—	386,806	386,806
Russia	205,054	—	205,054
Sweden	—	191,854	191,854
Switzerland	—	289,390	289,390
United Kingdom	417,691	2,135,561	2,553,252
United States	7,581,991	—	7,581,991
Short-Term Investments	—	260,789	260,789
Total Value of Securities	$9,778,879	$9,196,597	$18,975,476
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$209	$209

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at Feb. 28, 2018, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

NQ-0179 [2/18] 4/18 (462709)     7

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-0179 [2/18] 4/18 (462709)

Schedule of investments
Delaware International Small Cap Fund	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 94.97%Δ
Argentina – 1.05%
Grupo Supervielle ADR	16,150	$495,968
		495,968
Australia – 1.24%
Afterpay Touch Group †	104,235	586,728
		586,728
Brazil – 2.39%
Magazine Luiza	6,000	167,181
Nexa Resources †	23,200	475,600
Rumo †	59,100	257,376
Ser Educacional	24,057	228,945
		1,129,102
Canada – 7.80%
Descartes Systems Group †	17,800	471,633
Enerplus	43,100	476,612
Finning International	18,300	487,449
Interfor †	36,100	685,034
Norbord	10,700	361,308
Parex Resources †	31,500	439,164
Quebecor Class B	19,700	368,607
Trevali Mining †	330,600	389,032
		3,678,839
China/Hong Kong – 5.86%
China Lodging Group ADR	1,500	227,850
China Resources Cement Holdings	1,044,000	799,531
Lee & Man Paper Manufacturing	357,000	403,377
Melco International Development	233,000	646,325
Microport Scientific	417,000	412,956
Xiabuxiabu Catering Management China Holdings	147,500	274,949
		2,764,988
Denmark – 2.21%
GN Store Nord	14,023	483,708
Royal Unibrew	9,114	559,260
		1,042,968
Finland – 0.76%
Valmet	16,782	358,791
		358,791
France – 2.78%
Alten	3,121	300,048
Remy Cointreau	2,834	385,293

NQ-581 [2/18] 4/18 (462697)     1

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
France (continued)
SOITEC †	5,362	$419,829
Teleperformance	1,434	204,210
		1,309,380
Germany – 0.91%
Evotec †	24,799	429,565
		429,565
India – 1.50%
Sterlite Technologies	129,372	705,556
		705,556
Ireland – 6.32%
Cairn Homes †	396,113	850,656
Dalata Hotel Group †	86,387	632,353
Hibernia REIT	239,283	414,534
Keywords Studios	50,295	1,081,546
		2,979,089
Israel – 1.94%
Israel Discount Bank Class A †	203,614	583,850
Mizrahi Tefahot Bank	17,961	331,077
		914,927
Italy – 4.01%
Buzzi Unicem	11,281	277,212
El.en.	13,230	415,782
Fincantieri †	445,009	706,554
Moncler	14,138	490,644
		1,890,192
Japan – 22.77%
CMK	68,975	595,938
Daifuku	11,800	769,817
Harmonic Drive Systems	20,800	1,259,842
Investors Cloud	82,600	1,619,605
Istyle	31,600	480,164
Maeda	50,500	604,650
Matsumotokiyoshi Holdings	15,200	639,396
Persol Holdings	34,400	880,690
SCREEN Holdings	5,600	519,165
Seria	15,300	763,696
SMS	18,000	741,567
TechnoPro Holdings	13,600	808,664
THK	24,400	1,053,086
		10,736,280

2     NQ-581 [2/18] 4/18 (462697)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Malaysia – 1.26%
Hartalega Holdings	199,200	$592,045
		592,045
Netherlands – 1.42%
Corbion	7,032	218,212
Wessanen	23,153	451,264
		669,476
Norway – 1.07%
BW Offshore †	33,388	183,063
TGS NOPEC Geophysical	13,216	320,174
		503,237
Philippines – 1.04%
Bloomberry Resorts †	1,775,300	490,866
		490,866
South Africa – 0.48%
Dis-Chem Pharmacies	77,338	226,429
		226,429
Spain – 1.12%
CIE Automotive	15,724	527,889
		527,889
Sweden – 3.90%
Evolution Gaming Group	8,874	589,490
LeoVegas	61,697	698,153
SSAB Class A †	92,449	549,562
		1,837,205
Switzerland – 2.46%
Forbo Holding	231	373,688
Georg Fischer	197	288,378
Logitech International	4,179	164,017
Temenos Group †	2,888	335,771
		1,161,854
Taiwan – 3.54%
Airtac International Group	43,072	777,043
Gourmet Master	30,000	414,327
Hiwin Technologies	38,000	476,239
		1,667,609
Thailand – 0.99%
Tisco Financial Group Foreign Shares	166,200	468,579
		468,579

NQ-581 [2/18] 4/18 (462697)     3

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Turkey – 2.21%
Mavi Giyim Sanayi Ve Ticaret Class B †	28,338	$396,548
Turk Hava Yollari †	129,121	644,523
		1,041,071
United Kingdom – 11.92%
Abcam	43,669	762,807
Beazley	66,879	475,477
Cranswick	14,981	626,849
Fenner	73,341	482,428
Fevertree Drinks	23,016	786,767
Ibstock	142,249	511,710
Indivior †	67,332	349,644
KAZ Minerals †	57,003	665,327
Learning Technologies Group	77,086	83,201
Rotork	115,215	463,637
Sanne Group	17,856	158,556
Scapa Group	38,761	256,246
		5,622,649
United States – 2.02%
Burford Capital	38,854	555,292
SMART Global Holdings †	11,500	399,280
		954,572

Total Common Stock (cost $37,523,983)		44,785,854

Preferred Stock – 1.07%Δ
Brazil – 1.07%
Bradespar 4.41%	48,200	505,173
Total Preferred Stock (cost $358,204)		505,173

	Principal amount°
Short-Term Investments – 3.86%
Repurchase Agreements – 2.04%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $158,314 (collateralized by US
government obligations 1.125%-1.25%
10/31/18-2/28/20; market value $161,475)	158,308	158,308
Bank of Montreal
1.25%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $316,628 (collateralized by US
government obligations 0.00%-3.625%
5/31/18-11/15/46; market value $322,949)	316,617	316,617

4 NQ-581 [2/18] 4/18 (462697)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.33%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $488,067 (collateralized by US
government obligations 0.00%-3.375%
10/15/19-2/15/46; market value $497,810)	488,049	$488,049
		962,974
US Treasury Obligations – 1.82%≠
US Treasury Bills
1.205% 3/8/18	785,237	785,059
1.26% 3/1/18	74,642	74,642
		859,701
Total Short-Term Investments (cost $1,822,669)		1,822,675

Total Value of Securities – 99.90%
(cost $39,704,856)		47,113,702
Receivables and Other Assets Net of Liabilities – 0.10%		46,298
Net Assets Applicable to 5,779,292 Shares Outstanding – 100.00%		$47,160,000

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Feb. 28, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	GBP	2,077	USD	(2,895)	3/1/18	$—	$(35)
BNYM	GBP	865	USD	(1,194)	3/2/18	—	(3)
BNYM	JPY	(427,659)	USD	3,971	3/2/18	—	(37)
BNYM	NOK	1,418,761	USD	(180,239)	3/2/18	—	(579)
BNYM	NOK	(13,832)	USD	1,755	3/5/18	3	—
Total Foreign Currency Exchange Contracts						$3	$(654)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-581 [2/18] 4/18 (462697)     5

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
GBP – British Pound Sterling
JPY – Japanese Yen
NOK – Norwegian Krone
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

6     NQ-581 [2/18] 4/18 (462697)

Notes
Delaware International Small Cap Fund	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Small Cap Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

NQ-581 [2/18] 4/18 (462697)     7

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-581 [2/18] 4/18 (462697)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Argentina	$495,968	$—	$495,968
Australia	—	586,728	586,728
Brazil	1,129,102	—	1,129,102
Canada	3,678,839	—	3,678,839
China/Hong Kong	640,806	2,124,182	2,764,988
Denmark	—	1,042,968	1,042,968
Finland	—	358,791	358,791
France	—	1,309,380	1,309,380
Germany	—	429,565	429,565
India	—	705,556	705,556
Ireland	2,128,433	850,656	2,979,089
Israel	—	914,927	914,927
Italy	415,782	1,474,410	1,890,192
Japan	—	10,736,280	10,736,280
Malaysia	—	592,045	592,045
Netherlands	—	669,476	669,476
Norway	183,063	320,174	503,237
Philippines	490,866	—	490,866
South Africa	—	226,429	226,429
Spain	—	527,889	527,889
Sweden	—	1,837,205	1,837,205
Switzerland	—	1,161,854	1,161,854
Taiwan	—	1,667,609	1,667,609
Thailand	468,579	—	468,579
Turkey	—	1,041,071	1,041,071
United Kingdom	1,767,198	3,855,451	5,622,649
United States	399,280	555,292	954,572
Preferred Stock	505,173	—	505,173
Short-Term Investments	—	1,822,675	1,822,675
Total Value of Securities	$12,303,089	$34,810,613	$47,113,702
Derivatives*
Assets:
Foreign Currency Exchange Contracts	$—	$3	$3
Liabilities:
Foreign Currency Exchange Contracts	$—	$(654)	$(654)

NQ-581 [2/18] 4/18 (462697)     9

(Unaudited)

* Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instruments at the period end.

As a result of utilizing international fair value pricing at Feb. 28, 2018, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-581 [2/18] 4/18 (462697)

Schedule of investments
Delaware International Value Equity Fund	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.34%Δ
Australia – 0.42%
Coca-Cola Amatil	211,581	$1,430,976
		1,430,976
Canada – 4.47%
Alamos Gold *	268,795	1,365,760
CGI Group Class A †	123,673	7,228,394
Suncor Energy	166,000	5,464,339
Yamana Gold	356,672	1,036,773
		15,095,266
China/Hong Kong – 7.81%
CNOOC	3,668,000	5,234,766
Techtronic Industries	1,384,000	8,683,270
Yue Yuen Industrial Holdings	2,911,000	12,460,995
		26,379,031
Denmark – 2.33%
Carlsberg Class B	64,421	7,876,382
		7,876,382
France – 20.39%
AXA	325,269	10,187,121
Cie Generale des Etablissements Michelin	46,392	7,130,668
Kering	19,031	8,930,663
Publicis Groupe	39,836	2,996,028
Rexel	182,863	3,211,628
Sanofi	59,538	4,700,518
Teleperformance	47,507	6,765,274
TOTAL	125,767	7,153,472
Valeo	86,764	5,610,849
Vinci	123,175	12,162,329
		68,848,550
Germany – 5.36%
Bayerische Motoren Werke	70,321	7,388,270
Deutsche Post	234,898	10,716,341
		18,104,611
Indonesia – 2.32%
Bank Rakyat Indonesia Persero	28,423,400	7,814,704
		7,814,704
Italy – 3.75%
Leonardo	397,150	4,251,344
UniCredit †	398,295	8,399,916
		12,651,260
Japan – 23.05%
East Japan Railway	92,044	8,634,832

NQ-034 [2/18] 4/18 (462860)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
ITOCHU	709,160	$13,631,871
Japan Tobacco	260,200	7,383,728
Matsumotokiyoshi Holdings	89,000	3,743,830
MINEBEA MITSUMI	360,000	8,142,502
Mitsubishi UFJ Financial Group	1,749,057	12,319,738
Nippon Telegraph & Telephone	183,756	8,534,843
Nitori Holdings	24,594	4,127,246
Toyota Motor	167,800	11,306,887
		77,825,477
Netherlands – 5.22%
ING Groep CVA	489,482	8,589,423
Koninklijke Philips	237,174	9,038,920
		17,628,343
Republic of Korea – 2.24%
Samsung Electronics	3,477	7,555,761
		7,555,761
Russia – 1.24%
Mobile TeleSystems ADR	351,100	4,199,156
		4,199,156
Sweden – 3.92%
Nordea Bank	857,280	9,728,192
Tele2 Class B	295,745	3,497,935
		13,226,127
Switzerland – 2.89%
Novartis	116,966	9,757,519
		9,757,519
United Kingdom – 12.93%
Imperial Brands	175,036	6,284,377
Meggitt	871,865	5,403,568
National Grid	132,630	1,342,272
Playtech	638,736	6,851,007
Rio Tinto	134,383	7,203,569
Shire	186,861	7,963,868
Standard Chartered †	776,069	8,604,295
		43,652,956

Total Common Stock (cost $282,665,471)		332,046,119

2     NQ-034 [2/18] 4/18 (462860)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 1.02%
Repurchase Agreements – 0.43%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $242,090 (collateralized by US
government obligations 1.125%–1.25%
10/31/18–2/28/20; market value $246,923)	242,081	$242,081
Bank of Montreal
1.25%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $484,180 (collateralized by US
government obligations 0.00%–3.625%
5/31/18–11/15/46; market value $493,846)	484,163	484,163
BNP Paribas
1.33%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $746,340 (collateralized by US
government obligations 0.00%–3.375%
10/15/19–2/15/46; market value $761,239)	746,313	746,313
		1,472,557
US Treasury Obligations – 0.59%≠
US Treasury Bills
1.205% 3/8/18	1,200,765	1,200,494
1.265% 3/1/18	791,549	791,549
		1,992,043
Total Short-Term Investments (cost $3,464,590)		3,464,600
Total Value of Securities Before Securities Lending Collateral – 99.36%
(cost $286,130,061)		335,510,719

Security Lending Collateral – 0.36%
Certificates of Deposit – 0.10%≠
Australia & New Zealand Banking Group (London) 1.44%
3/1/18	55,000	55,000
Bank of Nova Scotia (Toronto) 1.33% 3/1/18	55,000	55,000
Canadian Imperial Bank of Commerce (Cayman) 1.36%
3/1/18	55,000	55,000
Commonwealth Bank of Australia (London) 1.35% 3/1/18	55,000	55,000
National Australia Bank (Cayman) 1.35% 3/1/18	55,000	55,000
Royal Bank of Canada (Toronto) 1.40% 3/1/18	55,000	55,000
		330,000
Repurchase Agreements – 0.26%
Bank of Nova Scotia
1.34%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $284,451 (collateralized by US
government obligations 0.125%–3.875%
5/15/18–9/9/49; market value $290,140)	284,440	284,440

NQ-034 [2/18] 4/18 (462860)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Security Lending Collateral (continued)
Repurchase Agreements (continued)
Credit Agricole
1.35%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $284,451 (collateralized by US
government obligations 3.50%
5/15/20; market value $290,130)	284,440	$284,440
JPMorgan Securities
1.36%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $38,718 (collateralized by US
government obligations 0.625%–1.375%
1/15/20–7/15/21; market value $39,493)	38,717	38,717
Merrill Lynch, Pierce, Fenner & Smith
1.34%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $284,451 (collateralized by US
government obligations 1.875%–8.125%
8/15/21–2/28/22; market value $290,129)	284,440	284,440
		892,037
Total Securities Lending Collateral (cost $1,222,037)		1,222,037

Total Value of Securities – 99.72%
(cost $287,352,098)		336,732,756■
Obligation to Return Securities Lending Collateral – (0.36%)		(1,220,457)
Receivables and Other Assets Net of Liabilities – 0.64%		2,149,891
Net Assets Applicable to 21,862,241 Shares Outstanding – 100.00%		$337,662,190

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,159,104 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

4     NQ-034 [2/18] 4/18 (462860)

(Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 28, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	JPY	69,201,430	USD	(646,897)	3/1/18	$1,727
BNYM	JPY	91,005,996	USD	(849,450)	3/2/18	3,593
Total Foreign Currency Exchange Contracts						$5,320

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
JPY – Japanese Yen
USD – US Dollar

See accompanying notes.

NQ-034 [2/18] 4/18 (462860)     5

Notes
Delaware International Value Equity Fund	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

6     NQ-034 [2/18] 4/18 (462860)

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-034 [2/18] 4/18 (462860)     7

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Australia	$—	$1,430,976	$1,430,976
Canada	15,095,266	—	15,095,266
China/Hong Kong	21,144,265	5,234,766	26,379,031
Denmark	—	7,876,382	7,876,382
France	—	68,848,550	68,848,550
Germany	—	18,104,611	18,104,611
Indonesia	7,814,704	—	7,814,704
Italy	—	12,651,260	12,651,260
Japan	—	77,825,477	77,825,477
Netherlands	—	17,628,343	17,628,343
Republic of Korea	—	7,555,761	7,555,761
Russia	4,199,156	—	4,199,156
Sweden	—	13,226,127	13,226,127
Switzerland	—	9,757,519	9,757,519
United Kingdom	—	43,652,956	43,652,956
Short-Term Investments	—	3,464,600	3,464,600
Securities Lending Collateral	—	1,222,037	1,222,037
Total Value of Securities	$48,253,391	$288,479,365	$336,732,756
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$5,320	$5,320

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at Feb. 28, 2018, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

8     NQ-034 [2/18] 4/18 (462860)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-034 [2/18] 4/18 (462860)     9

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: